SHARE-BASED COMPENSATION - Employee and Non-Employee Share Options Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Oct. 27, 2022 $ / shares
Number of Options
Granted (in shares) | shares	0	0
Outstanding at end of the year (in shares) | shares	70,625	70,625
Weighted average exercise price
Outstanding at end of the year (in dollars per share) | $ / shares	$ 0.01
Weighted average remaining contractual term
Outstanding (in years)	4 years 10 months 10 days	4 years 10 months 10 days
Average intrinsic value
Outstanding at end of the year | $	$ 105,938
Stock Options
Number of Options
Outstanding at beginning of the year (in shares) | shares	5,856,121	5,856,121
Forfeited (in shares) | shares	(17,500)	(17,500)
Expired (in shares) | shares						(429,716)
Exercised (in shares) | shares	(48,900)	(48,900)
Outstanding at end of the year (in shares) | shares	5,360,005	5,360,005	5,856,121	5,856,121
Vested and exercisable at end of the year (in shares) | shares	4,710,612
Vested and expected to vest at end of the year (in shares) | shares	5,360,005
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share) | $ / shares	$ 2.55
Forfeited (in dollars per share) | $ / shares	2.37
Expired (in dollars per share) | $ / shares					$ 2.02
Exercised (in dollars per share) | $ / shares	1.08
Outstanding at end of the year (in dollars per share) | $ / shares	0.01		$ 2.55
Vested and exercisable at end of the year (in dollars per share) | $ / shares	0.01						$ 0.01
Vested and expected to vest at end of the year (in dollars per share) | $ / shares	$ 0.01
Weighted average remaining contractual term
Outstanding (in years)	5 years 4 months 2 days	5 years 4 months 2 days	6 years 3 months 25 days	6 years 3 months 25 days
Vested and exercisable (in years)	5 years 1 month 17 days	5 years 1 month 17 days
Vested and expected to vest (in years)	5 years 4 months 2 days	5 years 4 months 2 days
Average intrinsic value
Outstanding at beginning of the year | $	$ 349
Outstanding at end of the year | $	8,040		$ 349
Exercised	95	¥ 641		¥ 2,334		¥ 11,932
Vested and exercisable at end of the year | $	7,103
Vested and expected to vest at end of the year | $	$ 8,040
Non-Employee Share options
Weighted average exercise price
Outstanding at end of the year (in dollars per share) | $ / shares	$ 0.01
Average intrinsic value
Exercised | ¥		¥ 0		¥ 0		¥ 34,737